License Agreements - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	May 31, 2020
Related Party Transaction [Line Items]
Revenue recognized		$ (4,145)	$ (2,513)	$ (3,777)	$ (4,798)
Kyowa Kirin Co
Related Party Transaction [Line Items]
Total upfront payment receivable for grant of rights						$ 100,000
Kyowa Kirin Co | Potential Payments on Achievement of Development Regulatory and Commercial Milestones | Maximum
Related Party Transaction [Line Items]
Milestone payment receivable amount				582,500
Presage License Agreement | Presage Biosciences, Inc.
Related Party Transaction [Line Items]
Compensation payable for grant of rights	$ 4,900
Payment for license	2,900
Presage License Agreement | Presage Biosciences, Inc. | Incremental Payment
Related Party Transaction [Line Items]
Compensation payable for grant of rights	2,000
Presage License Agreement | Presage Biosciences, Inc. | Potential Payments on Achievement of Development Regulatory and Commercial Milestones
Related Party Transaction [Line Items]
Milestone payment receivable amount	$ 179,000
Kkc Agreements [Member] | Kyowa Kirin Co
Related Party Transaction [Line Items]
Upfront payment		100,000		100,000
Transaction price relating to the performance obligation		217,000		191,500
Expected milestone payment receivable		20,000		20,000
Estimated development cost sharing recovered through earnings		91,800		66,300
Deferred revenue		5,200		5,200
Revenue recognized		16,600
Revenue related to non-refundable payments for performance obligations		8,600
Kkc Agreements [Member] | Kyowa Kirin Co | Ex US License
Related Party Transaction [Line Items]
Revenue recognized		21,000		21,000
License Obligation Account Transaction Price Allocated		64,500		64,500
Kkc Agreements [Member] | Kyowa Kirin Co | Development Services
Related Party Transaction [Line Items]
Contract with customer liability non current		1,600		30,900	$ 14,700
Kkc Agreements [Member] | Kyowa Kirin Co | Maximum
Related Party Transaction [Line Items]
Estimated development cost sharing recovered through earnings		$ 143,100		$ 234,900